Other disclosures - Disclosure of financing for construction and real estate business in Spain, memorandum items (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Memorandum items:
Total consolidated assets (Total business) (book value)	€ 1,954,465	€ 1,867,515
Spain | Accumulated impairment
Memorandum items:
Impairment losses and provision for exposure classified as normal (business in Spain)	1,037	1,086
Spain | Customers excluding the public sector
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	€ 249,522	€ 240,609